Earnings Per Share	3 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share

17. EARNINGS PER SHARE

Basic and diluted earnings per share is calculated by dividing net profit (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period.

The calculation of earnings per share is as follows:

	Three months ended December 31,
	2024	2023
Weighted number of outstanding shares	187,829,202	186,920,154
Number of shares with dilutive effects	189	—
Weighted number of outstanding shares (diluted)	187,829,391	186,920,154

Profit (loss) attributable to ordinary shareholders	20,119	(7,154)
Basic	0.11	(0.04)
Diluted	0.11	(0.04)